Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI EXCHANGE TRADED FUNDS
Entity Central Index Key	0001888997
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000233740
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
Trading Symbol	SEIQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Quality Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Quality Factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Quality factors outperformed within the U.S. large-cap equity universe over the reporting period, driven by strong stock-level contributors and exposure to low volatility characteristics. This positioning benefited Fund performance in an environment of decelerating economic growth, elevated geopolitical risk, and persistent inflation uncertainty.

While the Fund underperformed its benchmark early in the period—due in part to a structural underweight allocation to expensive, artificial intelligence (AI)-driven mega-cap technology stocks—performance subsequently rebounded as investor sentiment rotated toward more defensive areas of the market. This shift was rewarded through the Fund’s primary quality factor exposure and provided a meaningful tailwind to the relative performance. Regarding sector allocation, Fund performance was bolstered by an overweight to consumer staples (tobacco companies Philip Morris International and Altria Group), an underweight to materials, and stock selection within industrials. Conversely, stock selection within the information technology sector and an underweight to financials detracted from Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Quality Factor ETF	9.65%	13.64%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 279,166,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 377
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$279,166	58	$377	40%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	6.0%
Financials	9.3%
Industrials	9.4%
Communication Services	11.3%
Consumer Staples	16.2%
Consumer Discretionary	16.6%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.3%
Microsoft	5.5%
Meta Platforms, Cl A	4.4%
Alphabet, Cl C	4.1%
Visa, Cl A	3.4%
Philip Morris International	3.4%
O'Reilly Automotive	3.3%
Booking Holdings	3.0%
Johnson & Johnson	3.0%
Procter & Gamble	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000233739
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Trading Symbol	SEIM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Momentum Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Momentum Factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Momentum factors outperformed within the U.S. large-cap equity universe over the reporting period due to the persistence of previously established market leadership from mega-cap technology stocks and other artificial intelligence (AI)-related names. The contribution from momentum factors was hampered by the Fund's inherent underweight exposure to the low volatility factor, which held up firmly when the market went through a rotation away from mega-cap stocks in mid-2024 and the first quarter of 2025. Positioning in recent months to steer the Fund away from being overweight in extremely expensive momentum stocks helped to limit a decline in the Fund’s net asset value.

While the overall contribution from factors during the reporting period was not significant, Fund performance benefited primarily from an overweight allocation to AppLovin Corp., as investors' enthusiasm in the AI-powered app monetization company continued throughout 2024, on the back of strong earnings reports. Fund performance also was enhanced by an overweight to Howmet Aerospace, as investors took a favorable view of the stock’s performance and profitability guidance amid a recovery in commercial aircraft production, and Axon Enterprise, which experienced strong earnings growth after adding new products and services to its law enforcement technology business.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Momentum Factor ETF	12.97%	14.49%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 516,041,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 757
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$516,041	65	$757	78%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.5%
Materials	1.8%
Utilities	2.6%
Consumer Staples	3.5%
Consumer Discretionary	10.1%
Communication Services	11.0%
Industrials	12.8%
Financials	15.0%
Health Care	16.3%
Information Technology	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Apple	6.1%
Meta Platforms, Cl A	4.8%
Walmart	3.0%
Microsoft	3.0%
Alphabet, Cl A	3.0%
Howmet Aerospace	2.9%
Boston Scientific	2.7%
Entergy	2.6%
Cencora	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000233741
Shareholder Report [Line Items]
Fund Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Class Name	SEI Enhanced U.S. Large Cap Value Factor ETF
Trading Symbol	SEIV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Enhanced U.S. Large Cap Value Factor ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced U.S. Large Cap Value Factor ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Value factors lagged within the U.S. large-cap equity universe over the reporting period, weighed down by a slowing U.S. macroeconomic backdrop, elevated market volatility driven by concerns about the Trump administration’s imposition of tariffs on imported goods, and the concentrated outperformance of expensive, artificial intelligence (AI)-related mega-cap technology stocks. This environment proved unfavorable for value-focused strategies, and the primary headwind to the Fund’s relative performance for the period resulted from sustained value factor underperformance. Despite these challenges, stock-level active risk controls contributed positively to Fund performance. In addition, secondary quality factors provided some support to Fund performance, particularly through exposure to defensive stocks.

Sector allocation effects modestly enhanced the Fund’s relative performance for the reporting period. A small overweight allocation to the communication services sector and an underweight to the consumer discretionary sector bolstered performance. At the stock level, key detractors included structural underweights to shares of mega-cap companies such as Tesla Inc., Apple Inc., and Nvidia Corp., which benefited from strong investor enthusiasm around AI. Exposure to wireless chip-maker Skyworks Solutions weighed on Fund performance, reflecting investors’ concerns over its competitive positioning and loss of its major customer, Apple. These detractors were partially offset by positive contributions from positions in telecommunications company AT&T Corp. and tobacco company Altria Group, which benefited from a market rotation into defensive stocks amid shifting investor sentiment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced U.S. Large Cap Value Factor ETF	6.65%	11.79%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 526,127,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 740
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$526,127	118	$740	60%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.9%
Materials	1.6%
Utilities	2.2%
Industrials	5.7%
Consumer Discretionary	7.6%
Consumer Staples	9.7%
Health Care	11.1%
Communication Services	13.0%
Financials	17.6%
Information Technology	29.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	3.5%
AT&T	3.1%
Microsoft	2.9%
International Business Machines	2.9%
Verizon Communications	2.7%
Altria Group	2.7%
Citigroup	2.3%
Kroger	2.3%
QUALCOMM	2.3%
Alphabet, Cl C	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000233738
Shareholder Report [Line Items]
Fund Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Class Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Trading Symbol	SELV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Enhanced Low Volatility U.S. Large Cap ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEI Enhanced Low Volatility U.S. Large Cap ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Russell 1000 Index, for the 12-month period ending March 31, 2025.

Low volatility factors outperformed within the U.S. large-cap equity universe over the reporting period, with gains particularly pronounced in the first quarter of 2025. This outperformance was driven by a slowing U.S. macroeconomic backdrop and heightened trade tensions related to the Trump administration’s tariffs on imported goods—an environment that favored defensive, low-beta stocks. (Beta is a quantitative measure of the volatility of a security relative to a benchmark.) The sustained exposure to the low volatility factor served as the primary driver of the Fund’s outperformance for the period.

Sector allocation also contributed positively to Fund performance during the reporting period, attributable mainly to overweight positions in traditionally defensive sectors and underweights to more cyclical areas of the market. At the stock level, notable contributors to performance included defensive names such as AT&T Corp. (telecommunications), Walmart Inc. (consumer staples), Gilead Sciences Inc. (health care), and Duke Energy Corp. (utilities), which benefited from the broad rotation into relatively lower-risk stocks amid increased market uncertainty and growing investor demand for downside protection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
SEI Enhanced Low Volatility U.S. Large Cap ETF	12.53%	9.68%
S&P 500 Index (TR)	8.25%	15.03%
Russell 1000 Index (USD)	7.82%	14.81%

Performance Inception Date	May 18, 2022
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 145,715,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 200
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$145,715	79	$200	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.1%
Energy	3.0%
Consumer Discretionary	4.2%
Utilities	6.0%
Industrials	9.3%
Financials	10.3%
Consumer Staples	10.7%
Communication Services	14.6%
Health Care	16.1%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.0%
Apple	4.0%
Walmart	3.3%
AT&T	3.2%
Republic Services, Cl A	2.9%
Johnson & Johnson	2.8%
Procter & Gamble	2.5%
Gilead Sciences	2.4%
Cisco Systems	2.4%
Cardinal Health	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000251374
Shareholder Report [Line Items]
Fund Name	SEI Select Emerging Markets Equity ETF
Class Name	SEI Select Emerging Markets Equity ETF
Trading Symbol	SEEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Select Emerging Markets Equity ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select Emerging Markets Equity ETF	$28	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%
AssetsNet	$ 206,065,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 509
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$206,065	241	$509	34%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.1%
Poland	1.4%
Indonesia	1.5%
Thailand	1.7%
Mexico	1.9%
Hungary	2.8%
United Arab Emirates	3.1%
South Africa	5.1%
Brazil	5.8%
South Korea	10.5%
India	13.0%
Taiwan	13.7%
China	29.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	8.2%
Tencent Holdings	5.0%
Alibaba Group Holding	3.8%
Samsung Electronics	1.9%
Petroleo Brasileiro, Preference	1.7%
Emaar Properties PJSC	1.5%
OTP Bank Nyrt	1.5%
ICICI Bank ADR	1.4%
Meituan, Cl B	1.3%
Xiaomi, Cl B	1.3%

C000251375
Shareholder Report [Line Items]
Fund Name	SEI Select International Equity ETF
Class Name	SEI Select International Equity ETF
Trading Symbol	SEIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Select International Equity ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by calling 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select International Equity ETF	$24	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%
AssetsNet	$ 543,113,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 1,099
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$543,113	320	$1,099	31%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.6%
Norway	1.7%
Sweden	2.2%
Australia	3.4%
Italy	3.8%
Spain	3.8%
Switzerland	4.0%
Netherlands	4.2%
United States	8.2%
France	9.3%
Germany	11.3%
United Kingdom	15.5%
Japan	19.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Roche Holding	2.1%
SAP	1.4%
Barclays	1.3%
Novartis	1.3%
Deutsche Boerse	1.3%
GSK	1.0%
ING Groep	1.0%
NatWest Group	1.0%
CaixaBank	1.0%
Equinor	1.0%

C000251376
Shareholder Report [Line Items]
Fund Name	SEI Select Small Cap ETF
Class Name	SEI Select Small Cap ETF
Trading Symbol	SEIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SEI Select Small Cap ETF (the "Fund") for the period from October 8, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
SEI Select Small Cap ETF	$26	0.55%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
AssetsNet	$ 217,858,000
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 535
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$217,858	358	$535	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	1.0%
Communication Services	2.9%
Energy	4.1%
Real Estate	5.0%
Consumer Staples	5.0%
Materials	5.5%
Consumer Discretionary	12.5%
Information Technology	12.6%
Health Care	13.6%
Industrials	15.9%
Financials	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sprouts Farmers Market	1.4%
CNO Financial Group	1.4%
Urban Outfitters	1.4%
Corcept Therapeutics	1.3%
ExlService Holdings	1.3%
Old National Bancorp	1.1%
Commercial Metals	1.0%
Jackson Financial, Cl A	1.0%
Stride	0.9%
Columbia Banking System	0.9%